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July 25, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD WHITEHALL FUNDS (THE TRUST)
     FILE NO.  33-64845
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Enclosed is the 25th Post-Effective  Amendment of the registration  statement on
Form N-1A for the Vanguard Whitehall Funds (the "Trust"), which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This amendment follows a filing made pursuant to Rule 485(a) on May 23, 2005, and addresses comments of the Commission's Staff regarding the 485(a) filing. This amendment also updates the Trust's registration statement and includes a number of non-material editorial changes.

Pursuant to Rule 485(d)(2), we request that the enclosed 485(b) filing become effective concurrently with the Rule 485(a) filing on the requested effective date of July 25, 2005.

Contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,



Christopher A. Wightman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:      Christian Sandoe, Esq.
U.S. Securities and Exchange Commission